Warrant Liability - fair value through profit or loss (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Warrant Liability
Balance - Beginning of year	$ 11,552	$ 16,395
Additions	71,875
Change in fair value	(19,497)	(4,535)
Foreign exchange	3,922	(308)
Balance - End of year	$ 67,852	$ 11,552